SHP ETF Trust
NEOS Enhanced Income Cash Alternative ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bills,
4.283%, due 3/23/2023 (a)	$3,437,000				$3,427,918
4.551%, due 4/13/2023 (a)	4,554,000				4,529,733
4.527%, due 5/2/2023 (a)	4,571,000				4,534,360
4.675%, due 5/23/2023 (a)	9,437,000				9,336,372

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,829,689)					21,828,383

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts (d)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
CBOE S&P 500 Index	14	$3,450.00	3/10/2023	$5,558,210	560
CBOE S&P 500 Index	14	$3,475.00	3/10/2023	5,558,210	672
CBOE S&P 500 Index	13	$3,525.00	3/10/2023	5,161,195	715
CBOE S&P 500 Index	13	$3,650.00	3/10/2023	5,161,195	1,755

TOTAL PURCHASED OPTIONS
(Cost $7,354)					3,702

SHORT-TERM INVESTMENTS — 15.4%	Number of Shares
Money Market Funds
First American Treasury Obligations Fund, Class X, 4.480% (e)	3,296,557				3,296,557
Northern U.S. Government Select Money Market Fund, 4.215% (e)	82,519				82,519
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,379,076)					3,379,076

TOTAL INVESTMENTS — 114.7%
(Cost $25,216,119)					25,211,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.7)% (c)					(3,221,252)
NET ASSETS — 100.0%					$21,989,909

(a)	The rate shown is yield to maturity.
(b)	Represents less than 0.05%.
(c)
All or a portion of these securities has been segregated as collateral for written option contracts. As of 2/28/2023, the aggregate fair market value of those assets was $173,702, representing 0.8% of net assets.

(d)	Each contract equals 100 shares.
(e)	7-day net yield.

SHP ETF Trust
NEOS Enhanced Income Cash Alternative ETF
Schedule of Written Options
February 28, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at February 28, 2023, is as follows:

WRITTEN OPTIONS	Contracts (f)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
CBOE S&P 500 Index	(14)	$3,600.00	3/10/2023	$(2,435)	$(5,558,210)	$(1,274)
CBOE S&P 500 Index	(13)	$3,740.00	3/10/2023	(7,050)	(5,161,195)	(3,614)
CBOE S&P 500 Index	(13)	$3,775.00	3/10/2023	(9,771)	(5,161,195)	(6,305)
CBOE S&P 500 Index	(14)	$3,690.00	3/10/2023	(4,718)	(5,558,210)	(2,142)
TOTAL WRITTEN OPTIONS				$(23,974)	$(21,438,810)	$(13,335)

(f)	Each contract equals 100 shares.

SHP ETF Trust
NEOS Enhanced Income Cash Alternative ETF
Notes to Quarterly Schedule of Investments
February 28, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:

NEOS Enhanced Income Cash Alternative ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$-	$21,828,383	$-	$21,828,383
Purchased Put Options*	3,702	-	-	3,702
Money Market Funds	3,379,076	-	-	3,379,076
Total Investments	$3,382,778	$21,828,383	$-	$25,211,161
Other Financial Instruments
Liabilities
Written Put Options*	$(13,335)	$-	$-	$(13,335)
Total Other Financial Instruments	$(13,335)	$-	$-	$(13,335)

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.